Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Deferred tax assets
Allowance for loan losses	$ 722	$ 501
Loan basis differential	3,781	3,198
Time deposit basis differential	4	68
Derivative basis differential		30
Capital lease	521	585
Compensation and benefits	809	460
Stock-based compensation	1,167	897
Unrealized loss on derivatives	472	225
Unrealized loss on available for sale securities	318	434
Interest on nonperforming loans	289	312
Limited partnerships	124	100
Other	777	733
Gross deferred tax asset	8,984	7,543
Less valuation allowance	49
Total deferred tax assets	8,935	7,543
Deferred tax liabilities
Intangible assets	842	1,050
Prepaid expenses	368	238
Premises and equipment	1,231	1,443
Borrowings basis differential	2,869	2,811
Other	424	113
Total deferred tax liability	5,734	5,655
Net deferred tax liability	3,201	1,888
Additional disclosures
Reserve for loan losses	$ 2,000
Percentage of amount actually used for purposes other than to absorb losses subject to taxation in the year in which used	150.00%
Amount of provision for potential liability that would result, if 100% of the reserve were recaptured	$ 0
Percentage of reserves recaptured	100.00%
Tax Position
Balance at beginning of the period	$ 101
Increase for prior year tax position	8	101
Balance at end of the period	109	101
Interest and Penalties
Balance at beginning of the period	12
Increase for prior year tax position	6	12
Balance at end of the period	18	12
Total
Balance at beginning of the period	113
Increase for prior year tax position	14	113
Balance at end of the period	$ 127	$ 113